Other Income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Other income

18. Other income

	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Government grants (note (a))	109	-	-
Interest income	(131,364)	4	1
Foreign exchange loss	132,348	141,614	32,336
Reversal of provision	-	870,739	198,826
Other income	-	90,397	20,642
Total other income	1,093	1,102,754	251,805

Note:

(a)	The Group obtained bioagrotech and biopharmaceutical employability grants of MYR 28,000 during the year ended December 31, 2022. Government grant represented conditional cash subsidies received from the local government for the purpose of enhancing the employability of graduates by employing them for internship. There are no unfulfilled conditions or contingencies relating to such government grant income recognized. The government grant is not guaranteed to be available on an ongoing basis.